Reconciliations and Changes in NTT CDBP's Projected Benefit Obligation and Fair Value of Plan Assets (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Change in benefit obligations:
Projected benefit obligation, beginning of year	¥ 214,805	¥ 202,403
Service cost	10,435	9,879	9,491
Interest cost	3,171	3,789	3,831
Actuarial (gain) loss	(11,418)	8,710
Other		852
Benefit payments	(11,442)	(11,542)
Projected benefit obligation, end of year	206,055	214,805	202,403
Change in fair value of plan assets:
Fair value of plan assets, beginning of year	90,345	81,262
Actual return on plan assets	8,258	6,975
Employer contributions	3,765	5,323
Internal adjustment due to transfer of employees within the NTT group	118	171
Benefit payments	(11,442)	(11,542)
Fair value of plan assets, end of year	98,840	90,345	81,262
Funded status, end of year	(107,215)	(124,460)
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan
Change in benefit obligations:
Projected benefit obligation, beginning of year	116,939	102,784
Service cost	4,067	3,585	3,478
Interest cost	1,690	1,891	1,897
Actuarial (gain) loss	1,424	10,844
Plan amendment	(5,235)
Internal adjustment due to transfer of employees within the NTT group	30	(487)
Other	27	71
Benefit payments	(2,044)	(1,749)
Projected benefit obligation, end of year	116,898	116,939	102,784
Change in fair value of plan assets:
Fair value of plan assets, beginning of year	70,235	63,864
Actual return on plan assets	7,031	7,439
Employer contributions	863	841
Employee contributions	406	420	416
Internal adjustment due to transfer of employees within the NTT group	10	(651)
Other	27	71
Benefit payments	(2,044)	(1,749)
Fair value of plan assets, end of year	76,528	70,235	63,864
Funded status, end of year	¥ (40,370)	¥ (46,704)